Goodwill and Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
The components of finite-lived intangible assets are:

	June 30, 2025
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted Average Remaining Useful Life (Years)
Customer relationships	$10,514	$(10,514)	$—	0.00
Patent and developed technology	37,400	(36,043)	1,357	0.34
Tradenames	620	(521)	99	0.42
Non-compete agreements	57	(51)	6	0.42
Total finite-lived intangible assets	$48,591	$(47,129)	$1,462	0.35

	December 31, 2024
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted Average Remaining Useful Life (Years)
Customer relationships	$10,514	$(10,514)	$—	0.00
Patent and developed technology	37,312	(33,980)	3,332	0.84
Tradenames	570	(394)	176	0.92
Non-compete agreements	54	(38)	16	0.92
Total finite-lived intangible assets	$48,450	$(44,926)	$3,524	0.84